UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-21600

DWS Global Commodities Stock Fund, Inc.

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 06/30

Date of reporting period: 09/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2006 (Unaudited)

DWS Global Commodities Stock Fund, Inc.

	Shares	Value ($)

Common Stocks 84.9%
Argentina 0.8%
Tenaris SA (ADR) (Cost $2,938,241)	95,450	3,377,022
Australia 1.3%
Orica Ltd.	196,743	3,294,838
Rio Tinto Ltd.	43,298	2,262,141

(Cost $4,349,852)		5,556,979
Brazil 1.5%
Companhia Vale do Rio Doce (ADR)	118,647	2,558,029
Petroleo Brasileiro SA (ADR)	43,300	3,629,839

(Cost $4,905,510)		6,187,868
Canada 5.6%
Alcan, Inc.	0	3
Barrick Gold Corp.	234,100	7,191,552
IPSCO, Inc.	67,640	5,863,243
Suncor Energy, Inc.	84,664	6,073,959
Teck Cominco Ltd. “B” (a)	58,700	3,578,752
Teck Cominco Ltd. “B” (a)	9,800	613,733

(Cost $23,688,329)		23,321,242
Finland 2.0%
Neste Oil Oyj	93,480	2,716,877
UPM-Kymmene Oyj	233,850	5,557,040

(Cost $7,759,567)		8,273,917
France 4.2%
Total SA (Cost $16,333,500)	265,073	17,394,521
Italy 1.4%
ERG SpA	153,900	3,071,708
Saras SpA Raffinerie Sarde*	502,312	2,571,714

(Cost $8,295,417)		5,643,422
Netherlands 1.8%
Royal Dutch Shell PLC “A” (Cost $7,480,063)	225,214	7,416,585
Norway 1.8%
Norsk Hydro ASA	144,850	3,234,745
Statoil ASA (ADR)	183,540	4,371,923

(Cost $7,802,309)		7,606,668
Russia 1.2%
OAO Gazprom (ADR) (REG S) (Cost $5,097,187)	115,870	5,017,171
United Kingdom 13.2%
Anglo American PLC	140,132	5,858,862
BHP Billiton PLC	1,264,918	21,836,371
BP PLC	974,393	10,618,039
Rio Tinto PLC	345,298	16,337,524

(Cost $40,202,846)		54,650,796

United States 50.1%
Air Products & Chemicals, Inc.	130,420	8,655,975
Alcoa, Inc.	252,380	7,076,735
Apache Corp.	57,360	3,625,152
Arch Coal, Inc.	98,100	2,836,071
Cameron International Corp.*	136,249	6,582,189
Commercial Metals Co.	282,535	5,743,937
Crown Holdings, Inc.*	221,270	4,115,622
E.I. du Pont de Nemours & Co.	207,300	8,880,732
ExxonMobil Corp.	521,210	34,973,191
Hess Corp.	65,820	2,726,264
Holly Corp.	103,730	4,494,621
International Paper Co.	115,110	3,986,259
Joy Global, Inc.	142,190	5,347,766
Marathon Oil Corp.	80,315	6,176,224
Martin Marietta Materials, Inc.	42,400	3,587,888
Monsanto Co.	280,764	13,198,716
National-Oilwell Varco, Inc.*	87,900	5,146,545
Occidental Petroleum Corp.	140,980	6,782,548
Owens-Illinois, Inc.*	224,600	3,463,332
Packaging Corp. of America	155,770	3,613,864
Peabody Energy Corp.	188,224	6,922,879
Plains All American Pipeline LP	41,400	1,910,610
PPG Industries, Inc.	102,430	6,871,004
Praxair, Inc.	73,900	4,371,924
Schlumberger Ltd.	182,120	11,296,904
Sunoco, Inc.	81,070	5,041,743
Temple-Inland, Inc.	102,130	4,095,413
Ultra Petroleum Corp.*	71,540	3,441,789
United States Steel Corp.	91,100	5,254,648
Valero Energy Corp.	137,682	7,086,493
Weyerhaeuser Co.	96,500	5,937,645
XTO Energy, Inc.	112,200	4,726,986

(Cost $175,144,212)		207,971,669

Total Common Stocks (Cost $303,997,033)		352,417,860
Exchange Traded Funds 2.7%
streetTRACKS Gold Trust* (Cost $8,869,143)	189,833	11,289,368
	Principal Amount ($)	Value ($)

US Treasury Obligations 0.1%
US Treasury Bills:
4.905% **, 10/19/2006	50,000	49,877
4.975% **, 10/19/2006	385,000	384,042

Total US Treasury Obligations (Cost $433,919)		433,919
Commodities Linked/Structured Notes 3.6%
Cargill GSCI Note Leverage Factor 3X, 144A:
5.306%, 10/5/2007 (b)	10,400,000	10,400,000
5.418%, 6/21/2007 (b)	1,300,000	775,070
UBS Oilfield Structured Note Leverage Factor 3X, 5.185%, 10/17/2007 (c)	4,000,000	4,000,000

Total Commodities Linked/Structured Notes (Cost $15,700,000)		15,175,070

	Shares	Value ($)

Cash Equivalents 9.8%

Cash Management QP Trust, 5.34% (d) (e) (Cost $40,622,947)			40,622,947	40,622,947
			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 369,623,042)			101.1	419,939,164
Other Assets and Liabilities, Net			(1.1)	(4,658,463)

Net Assets			100.0	415,280,701

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*		Non-income producing security.
**		Annualized yield at time of purchase; not a coupon rate.
(a)		Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b)

Security is linked to the Goldman Sachs Commodity Index (GSCI). The index is a composite of commodity sector returns, representing an unleveraged, long-only investments in commodities futures that is broadly diversified across the spectrum of commodities.

(c)

Security is linked to the UBS Commodity Index. The index is a composite of commodity sector returns, representing an unleveraged, long-only investments in commodities futures that is broadly diversified across the spectrum of commodities.

(d)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)		All or a portion of this security represents collateral held in connection with structured notes.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GSCI: Goldman Sachs Commodity Index
At September 30, 2006, open written options were as follows:
Written Options	Number of Contracts	Expiration Date	Strike Price ($)	Value ($)

Call Options
Joy Global, Inc.	699	1/20/2007	50	(73,395)

Total outstanding written options (Premiums received $78,348)	(73,395)

At September 30, 2006, the DWS Commodity Securities Fund had the following Sector diversification:

		As a % of
Sector	Market Value ($)	Common Stocks
Energy	183,264,312	52.0%
Materials	163,805,782	46.5%
Industrials	5,347,766	1.5%
Total	352,417,860	100.0%

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Commodities Stock Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Global Commodities Stock Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 November 21, 2006